Shareholder Fees - VIPGrowthPortfolio-InitialServiceService2PRO	Apr. 29, 2023 USD ($)
VIPGrowthPortfolio-InitialServiceService2PRO | VIP Growth Portfolio
Shareholder Fees:
(fees paid directly from your investment)